Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	SCT Total Compensation for PEO(1)	Compensation Actually Paid to PEO(5)	Average SCT Total Compensation, Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Autoliv TSR	Peer Group TSR(3)	Net Income (in millions)	Adjusted Operating Income(4) (in millions)
2023	$3,960,926	$5,260,000	$1,566,232	$1,715,452	$143	$100	$489	$920
2022	$2,857,991	$1,312,652	$1,201,076	$ 789,617	$ 96	$101	$425	$598
2021	$3,237,849	$3,361,904	$1,255,520	$1,273,514	$126	$139	$437	$683
2020	$3,038,388	$3,729,091	$1,628,759	$1,568,066	$110	$116	$188	$482

Peer Group Issuers, Footnote [Text Block]		Represents peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group selected for purposes of this table is the Dow Jones U.S. Auto Parts Index, which is the industry peer group used in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (see notes below for further details).
PEO Total Compensation Amount	[1]	$ 3,960,926	$ 2,857,991	$ 3,237,849	$ 3,038,388
PEO Actually Paid Compensation Amount	[2]	5,260,000	1,312,652	3,361,904	3,729,091
Non-PEO NEO Average Total Compensation Amount	[1],[3]	1,566,232	1,201,076	1,255,520	1,628,759
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,715,452	789,617	1,273,514	1,568,066
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The Non-PEO NEOs reflected in the above table are the NEOs for each covered year as follows: 2020: Fredrik Westin, Christian Hanke, Frithjof Oldorff, Jordi Lombarte and Brad Murray; 2021: Fredrik Westin, Frithjof Oldorff, Colin Naughton, Kevin Fox, and Jennifer Cheng; 2022: Fredrik Westin, Sng Yih, Frithjof Oldorff, and Anthony Nellis; 2023: Fredrik Westin, Sng Yih, Anthony Nellis, Kevin Fox, and Frithjof Oldorff.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP VS. COMPANY TSR

The following chart shows the correlation between CAP to our CEO and average CAP to our non-PEO NEOs in comparison to Autoliv’s cumulative TSR. CAP to the CEO and average CAP to our Non-PEO NEOs declined from 2020 to 2022 but strongly increased from 2022 to 2023 because of the main drivers above.

A significant part of our compensation structure is stock based. The factors leading to an increase in TSR in 2023 also significantly affected CAP, primarily the share price increase from the end of 2022 to the end of 2023.

Compensation Actually Paid vs. Net Income [Text Block]

CAP VS. NET INCOME and ADJUSTED OPERATING INCOME

The following chart shows the correlation between CAP to our CEO and average CAP to our non-PEO NEOs in comparison to Autoliv’s Net Income and Adjusted Operating Income.

■	CAP to the CEO and average CAP to the non-PEO NEOs increased significantly from 2022 to 2023, in line with the increase of Autoliv’s Adjusted Operating Income.
■	Adjusted Operating Income represents 50% of the performance criteria of our non-equity incentive program while Earnings per Share, which is directly linked to our Net Income, represents 60% of the performance criteria related to our PSUs. Autoliv’s positive performance in both performance measures significantly affected the CAP levels.

Total Shareholder Return Vs Peer Group [Text Block]

AUTOLIV TSR VS. PEER GROUP TSR

The following chart shows Autoliv’s cumulative TSR in comparison to the cumulative TSR of our selected peer group. The peer group selected for purposes of this disclosure is the Dow Jones U.S. Auto Parts Index (DJUSA-DJX), which is float market capitalization-weighted and aims to provide 95% market capitalization coverage of U.S.-traded stocks for the Auto Parts Subsection (3355). The companies included in the index are Tier 1 and Tier 2 suppliers of non- safety products to the automotive industry and are producers of very different offerings such as drivetrains, electronic and technology systems, fuel systems and many have after-market businesses. This index includes some companies included in our compensation benchmarking for our U.S. based executives.

Tabular List [Table Text Block]

TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES LINKING CAP DURING 2023 TO COMPANY PERFORMANCE

Adjusted Operating Income	Relative Organic Sales Growth
Adjusted Cash Conversion	Greenhouse Gas Emissions
Adjusted Earnings Per Share (EPS)

■	EPS, Relative Organic Sales Growth (Autoliv’s sales in relation to Light Vehicle Production Growth) and Greenhouse Gas Emissions have been the selected metrics for our PSU awards since 2022. In addition, Autoliv’s annual short- term incentive program has been based on performance related to Adjusted Operating Income and Adjusted Cash Conversion for several years.
■	Adjusted Cash Conversion converts profit into cash, allowing the company to reduce risk, support growth and strengthen the balance sheet. Availability of cash and a good liquidity allows the company to invest for the future and is vital for Autoliv to remain competitive and operate in a sustainably and efficient way.
■	Adjusted Operating Income is the general result of revenues minus costs related to the company’s operations. Adjusted Operating Income and Adjusted EPS are two critical KPIs for the company’s long-term success and for Autoliv to be able to provide value to its stockholders. Organic Sales Growth also support this by increasing the top line and creating opportunity for increased profits.
■	The reduction of Greenhouse Gas Emissions supports the company’s long-term sustainability agenda and is critical for Autoliv to remain relevant and to deliver on the company’s overall vision of Saving More Lives.

Total Shareholder Return Amount		$ 143	96	126	110
Peer Group Total Shareholder Return Amount	[4]	100	101	139	116
Net Income (Loss) Attributable to Parent		$ 489,000,000	$ 425,000,000	$ 437,000,000	$ 188,000,000
Company Selected Measure Amount	[5]	920,000,000	598,000,000	683,000,000	482,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Organic Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Cash Conversion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Greenhouse Gas Emissions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share (EPS)
PEO [Member] | Deduction From S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (878,778)	$ (570,351)	$ (280,599)	$ (663,616)
PEO [Member] | Deduction From S C T Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	0	0	0	0
PEO [Member] | Additions To S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	2,177,852	974,988	404,654	1,354,319
PEO [Member] | Additions To S C T Total Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	0	0	0	0
Non-PEO NEO [Member] | Average S C T Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,566,232	1,201,076	1,255,520	1,628,759
Non-PEO NEO [Member] | Deductions From S C T Average Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(228,571)	(292,137)	(110,006)	(245,683)
Non-PEO NEO [Member] | Deduction From Average S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(31,740)	0	(37,820)	(59,020)
Non-PEO NEO [Member] | Additions To Average S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	409,531	119,321	161,420	231,410
Non-PEO NEO [Member] | Additions To Average S C T Total Average Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ 0	$ 0	$ 4,400	$ 12,600

[1]	The “SCT Total Compensation” figures provided in the table above for 2021 and 2022 do not match the total compensation figures provided in the SCT of this proxy statement. In the SCT table provided on page 60, we have converted the compensation paid in prior years by the same exchange rate we applied for 2023 to facilitate comparison across years as described in the footnotes to the table. Instead, the compensation figures in the table above are directly taken from each year’s respective proxy statement and reflects the actual USD compensation paid to make comparison of pay versus performance more meaningful.
[2]	The dollar amounts reported as CAP to the PEO and the Non-PEO NEOs, respectively, are computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. In calculating the CAP, the following amounts were deducted from and added to the SCT total compensation:
[3]	The Non-PEO NEOs reflected in the above table are the NEOs for each covered year as follows: 2020: Fredrik Westin, Christian Hanke, Frithjof Oldorff, Jordi Lombarte and Brad Murray; 2021: Fredrik Westin, Frithjof Oldorff, Colin Naughton, Kevin Fox, and Jennifer Cheng; 2022: Fredrik Westin, Sng Yih, Frithjof Oldorff, and Anthony Nellis; 2023: Fredrik Westin, Sng Yih, Anthony Nellis, Kevin Fox, and Frithjof Oldorff.
[4]	Represents peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group selected for purposes of this table is the Dow Jones U.S. Auto Parts Index, which is the industry peer group used in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (see notes below for further details).
[5]	We have identified the “company selected measure” as Adjusted Operating Income because it constitutes 50% of the performance criteria used to calculate our annual short-term incentives payable to our NEOs. Adjusted Operating Income is calculated as provided in Annex A.
[6]	Represents the grant date fair value of stock-based awards granted in each year, as reported in the “Stock Awards” column of the SCT.
[7]	Represents amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the SCT, where applicable.
[8]	Represents the value of equity awards, calculated in accordance with the SEC rules for determining CAP for each respective year, as further detailed in the tables below.
[9]	Represents the pension benefit adjustments, where applicable, calculated in accordance with SEC rules for determining CAP for each respective year. Total pension benefit adjustments are equal to the “service costs” incurred during the relevant period. No “prior service costs” were incurred as no modifications were made to the pension plan during the relevant period.